Other Income and Expenses (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Other Operating Income	$ 35,913,509	$ 21,269,586	$ 41,452,962
Turnover Tax	112,580	45,210	71,522
FONINVEMEM I and II Agreements | Milestone 2
Statement [Line Items]
Other Operating Income			59,768
FONINVEMEM I and II Agreements | Milestone 1
Statement [Line Items]
Other Operating Income			1,773
CVO receivables | Milestone 2
Statement [Line Items]
Other Operating Income	25,044,457	13,756,448	29,950,182
CVO receivables | Milestone 1
Statement [Line Items]
Other Operating Income	$ 3,332,318	$ 3,557,446	$ 4,731,187